Revenue information	12 Months Ended
Dec. 31, 2021
Revenue information
Revenue information

19.    Revenue information

Revenue consists of the following:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Base commission from transactions	3,454,957	2,223,685	821,899
Innovation initiatives and other value-added services	144,479	227,602	120,481
	3,599,436	2,451,287	942,380

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC.

Innovation initiatives and other value-added services primarily consists of sales incentive income, franchise income, financial services income, loan facilitation services, parking space transaction services, income from software as a service (“SaaS”) platform participants and revenue from other value-added services rendered to the Registered Agents and market participants.